SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011
California earthquake
Catastrophe Exposures
Catastrophe reinsurance	$ 300	$ 300
First-dollar retention	25	25
Non-California earthquake
Catastrophe Exposures
Catastrophe reinsurance	330	325
First-dollar retention	20	25
Hurricane
Catastrophe Exposures
Catastrophe reinsurance		225
First-dollar retention		25
Other perils
Catastrophe Exposures
Catastrophe reinsurance	230
First-dollar retention	$ 20